SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Remaining Contractual Life (years)	1 year 29 days	5 months 19 days
Number of Options Outstanding	875,491	877,157
Number of options outstanding, Beginning Balance	877,157	1,035,991
Weighted average exercise price, Beginning Balance | $ / shares	$ 4.60	$ 4.60
Number of options outstanding, Exercised		(12,500)
Weighted average exercise price, Granted | $ / shares		$ 2.15
Number of options outstanding, forfeited	(1,666)	(146,334)
Weighted average exercise price, forfeited | $ / shares	$ 10.15	$ 4.77
Number of options outstanding, Ending Balance	875,491	877,157
Weighted average exercise price, Ending Balance | $ / shares	$ 4.59	$ 4.60
Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	875,491
Number of Options Exercisable	750,933
Number of options outstanding, Ending Balance	875,491
Exercise price one [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Oct. 30, 2019
Expiry Date	Oct. 30, 2029
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	6 years 4 months 2 days
Number of Options Outstanding	286,665
Number of Options Exercisable	286,665
Number of options outstanding, Ending Balance	286,665
Exercise price two [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 19, 2019
Expiry Date	Nov. 19, 2029
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	6 years 4 months 20 days
Number of Options Outstanding	50,000
Number of Options Exercisable	50,000
Number of options outstanding, Ending Balance	50,000
Exercise price three [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	6 years 10 months 2 days
Number of Options Outstanding	85,000
Number of Options Exercisable	85,000
Number of options outstanding, Ending Balance	85,000
Exercise price four [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 3.85
Remaining Contractual Life (years)	6 years 10 months 2 days
Number of Options Outstanding	110,000
Number of Options Exercisable	110,000
Number of options outstanding, Ending Balance	110,000
Exercise price five [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Jul. 03, 2020
Expiry Date	Jul. 03, 2025
Exercise Price | $ / shares	$ 3.20
Remaining Contractual Life (years)	2 years 3 days
Number of Options Outstanding	100,000
Number of Options Exercisable	100,000
Number of options outstanding, Ending Balance	100,000
Exercise price six [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 24, 2020
Expiry Date	Nov. 24, 2030
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	7 years 4 months 28 days
Number of Options Outstanding	32,000
Number of Options Exercisable	32,000
Number of options outstanding, Ending Balance	32,000
Exercise price seven [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Feb. 02, 2021
Expiry Date	Feb. 02, 2031
Exercise Price | $ / shares	$ 13.20
Remaining Contractual Life (years)	7 years 7 months 6 days
Number of Options Outstanding	30,000
Number of Options Exercisable	20,000
Number of options outstanding, Ending Balance	30,000
Exercise price eight [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Mar. 08, 2021
Expiry Date	Mar. 08, 2026
Exercise Price | $ / shares	$ 13.90
Remaining Contractual Life (years)	2 years 8 months 8 days
Number of Options Outstanding	10,000
Number of Options Exercisable	10,000
Number of options outstanding, Ending Balance	10,000
Exercise price nine [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 27, 2021
Expiry Date	Apr. 27, 2031
Exercise Price | $ / shares	$ 10.15
Remaining Contractual Life (years)	7 years 9 months 29 days
Number of Options Outstanding	146,000
Number of Options Exercisable	48,660
Number of options outstanding, Ending Balance	146,000
Exercise price ten [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Sep. 09, 2021
Expiry Date	Sep. 09, 2026
Exercise Price | $ / shares	$ 4.84
Remaining Contractual Life (years)	3 years 2 months 12 days
Number of Options Outstanding	25,826
Number of Options Exercisable	8,608
Number of options outstanding, Ending Balance	25,826